Leases (Details) - Successor [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Year 2024	$ 197	$ 315
Year 2025	174	177
Year 2026	59	60
Total lease payments	430	552
Less: Imputed interest	(39)	(47)
Present value of lease liabilities	$ 391	$ 505